Information on how numbers were calculated (Details 4) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
InflaRx N.V.
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Tax carry forwards	€ 33,571	€ 7,923
InflaRx GmbH
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Tax carry forwards	€ 34,787	€ 34,787